UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2014

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 44.3%
Federal Home Loan Mortgage Corporation - 9.0%
703,366	4.00	7/1/25	751,036
390,454	5.82	10/1/37	440,216
53,795	6.38	12/1/26	61,078
13,957	6.38	12/1/27	15,806
1,573,822	6.50	11/1/27	1,805,582
4,513,457	6.50	11/1/35	5,337,672
199,344	6.50	10/1/36	230,528
2,471,321	6.50	11/1/37	2,807,828
578,566	6.50	11/1/37	686,582
1,178,372	6.50	1/1/38	1,416,306
1,858,578	6.50	8/1/38	2,111,651
2,083,959	6.50	11/1/38	2,367,720
57,558	6.50	1/1/39	65,395
384,309	6.50	9/1/39	436,639
520,728	6.88	2/17/31	608,171
98,388	7.00	8/1/27	102,207
102,624	7.00	10/1/27	107,380
2,825,825	7.00	4/1/28	3,202,984
617,752	7.00	10/1/28	697,035
215,156	7.00	6/1/36	236,445
202,358	7.00	8/1/36	214,453
132,568	7.00	8/1/36	143,852
12,974	7.00	11/1/36	14,814
603,823	7.00	2/1/37	688,781
17,329	7.00	2/1/37	17,833
292,158	7.00	9/1/37	324,102
1,616,554	7.00	10/1/37	1,826,668
396,059	7.00	10/1/37	450,038
113,812	7.00	10/1/37	125,438
1,459,817	7.00	7/1/38	1,647,403
1,608,586	7.00	8/1/38	1,787,675
9,207,207	7.00	10/1/38	10,302,800
1,920,397	7.00	1/1/39	2,194,306
712,198	7.00	1/1/39	820,307
69,942	7.38	12/17/24	80,317
169,098	7.50	1/1/31	181,433
740,339	7.50	1/1/32	830,805
773,346	7.50	8/1/32	900,843
345,375	7.50	9/1/37	409,914
235,640	7.50	10/1/38	285,102
40,427	7.95	10/1/25	41,436
11,566	7.95	10/1/25	11,613
31,311	7.95	11/1/25	31,607
147,549	8.00	5/1/31	166,832
146,948	8.00	11/1/36	178,063
491,803	8.00	1/1/37	562,408
7,011	8.25	12/1/17	7,033
10,117	8.50	10/1/19	10,337
772,337	8.50	12/1/21	871,044

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

413,209	8.50	6/20/27		509,706
96,158	8.50	12/1/29		111,806
194,719	8.50	3/1/31		233,663
5,141	9.00	11/1/15		5,154
25,320	9.00	11/1/25		26,464
400,154	9.00	3/20/27		428,793
725,316	9.00	2/17/31		795,328
460,171	9.00	5/1/31		529,115
13,076	9.25	2/1/18		13,126
7,927	9.25	3/1/19		8,008
19,235	9.50	4/1/18		19,312
284,920	9.50	12/17/21		316,325
1,466	9.75	12/1/16		1,486
5,750	9.75	12/1/17		5,778
27,812	10.00	9/1/20		27,808
278,142	10.00	3/1/21		305,365
264,044	10.00	3/17/25		287,663
172,955	10.00	3/25/25		182,437
233,479	10.00	7/1/30		241,771
57,191	10.50	6/1/19		63,521
54,689	11.00	8/25/20		55,080

				52,783,227

Federal National Mortgage Association - 21.3%
3,203	3.54	3/1/19	[1]	3,255
1,383,397	5.50	12/1/32		1,548,357
1,939,592	5.61	11/1/22		2,102,804
64,786	5.76	3/1/33		72,958
2,151,330	5.96	6/1/28		2,389,506
856,535	5.96	6/1/28		980,176
63,009	6.00	9/1/28		70,753
290,994	6.00	8/1/34		332,361
734,762	6.00	11/1/35		845,164
434,516	6.00	5/1/37		493,237
182,510	6.00	9/1/37		201,285
1,024,628	6.00	10/1/39		1,160,072
470,141	6.15	6/1/33	[1]	509,338
125,646	6.20	11/1/27		146,681
102,010	6.35	10/1/30		120,207
39,483	6.50	1/1/22		42,407
138,109	6.50	8/1/27		157,281
1,046,446	6.50	3/1/29		1,182,001
10,104,602	6.50	12/1/30		11,507,368
915,314	6.50	6/1/31		1,073,768
448,811	6.50	2/1/33		511,117
171,184	6.50	8/1/34		195,457
654,968	6.50	7/1/36		745,893
2,680,467	6.50	10/1/36		3,077,078
1,869,301	6.50	10/1/36		2,128,806
934,891	6.50	10/1/36		1,093,545
4,149,738	6.50	12/1/36		4,725,824
367,546	6.50	8/1/37		418,570
644,373	6.50	9/1/37		733,828

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

172,727	6.50	9/1/37		196,706
616,730	6.50	10/1/37		702,347
440,197	6.50	2/1/38		506,486
322,194	6.50	3/1/38		366,923
1,671,842	6.50	9/1/38		2,003,004
645,118	6.50	9/1/38		734,676
1,526,774	6.50	10/1/38		1,738,727
527,534	6.50	11/1/38		600,769
1,422,820	6.50	1/1/39		1,589,909
1,535,597	6.50	10/1/39		1,750,527
6,487,621	6.50	3/1/40		7,388,262
232,900	6.50	5/1/40		265,233
700,720	6.50	6/1/40		797,997
32,637	6.91	11/1/26		33,154
81,795	6.91	8/1/27		90,365
131,496	6.95	8/1/21	[1]	136,164
68,769	7.00	6/1/17		72,599
116,092	7.00	9/1/21		128,634
42,805	7.00	9/1/21		44,406
379,200	7.00	3/1/22		416,101
478,232	7.00	6/1/22		538,693
44,482	7.00	6/1/22		47,431
148,425	7.00	1/1/24		163,967
93,910	7.00	2/1/26		105,229
209,699	7.00	9/1/27		238,578
27,401	7.00	9/1/27		30,691
91,950	7.00	10/1/27		105,196
256,513	7.00	11/1/27		301,751
97,773	7.00	1/1/28		112,502
86,950	7.00	10/1/32		96,619
11,579,384	7.00	12/1/32		13,710,239
295,202	7.00	7/1/33		327,152
6,927,273	7.00	12/1/33		8,181,870
1,154,024	7.00	1/1/36		1,312,476
1,182,411	7.00	7/1/36		1,308,969
5,920,689	7.00	8/1/36		7,011,073
1,793,562	7.00	3/1/37		2,005,703
897,361	7.00	7/1/37		1,021,880
2,908,186	7.00	10/1/37		3,407,362
245,776	7.00	12/1/37		297,097
913,877	7.00	10/1/38		1,082,744
1,428,049	7.00	11/1/38		1,615,456
2,730,990	7.00	5/1/39		3,267,646
113,937	7.50	6/1/22		123,770
154,193	7.50	8/1/22		165,761
186,739	7.50	12/1/22		206,234
64,791	7.50	3/1/23		67,608
729,832	7.50	10/1/31		858,178
326,103	7.50	4/1/32		379,054
23,512	7.50	8/1/32		25,449
487,913	7.50	4/1/33		596,849
352,062	7.50	1/1/34		428,983

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

418,210	7.50	5/1/37	509,408
80,254	7.50	5/1/37	93,337
2,704,203	7.50	10/1/37	3,068,053
271,880	7.50	10/1/37	316,123
513,440	7.50	2/1/38	560,857
52,468	7.62	12/1/16	54,704
168,378	7.95	9/15/20	186,714
9,216	8.00	4/1/16	9,315
122,854	8.00	10/1/23	132,970
657,743	8.00	6/1/25	752,122
263,711	8.00	2/1/31	321,936
179,646	8.00	1/1/32	206,763
1,341,620	8.00	11/1/37	1,699,343
236,298	8.00	11/1/37	279,917
513,705	8.00	3/1/38	627,434
263,441	8.09	11/15/31	318,122
90,096	8.28	7/20/30	101,655
52,380	8.31	7/20/28	56,586
94,657	8.33	7/15/20	104,022
45,125	8.49	9/15/30	52,081
17,418	8.50	2/1/16	17,586
10,045	8.50	8/1/18	10,160
12,624	8.50	7/1/26	12,738
146,306	8.50	11/1/26	162,006
158,991	8.50	3/1/28	183,280
169,303	8.50	10/1/28	205,946
67,699	8.50	11/1/28	79,494
356,524	8.50	4/1/29	420,308
195,305	8.50	10/1/29	227,858
67,112	8.50	10/1/29	70,073
7,528	8.50	6/1/30	7,555
240,446	8.50	7/1/30	286,952
216,831	8.50	7/1/30	263,562
149,455	8.50	8/1/30	185,538
514,969	8.50	4/1/32	586,882
66,958	8.50	5/1/32	69,898
731,448	8.50	1/1/37	914,133
39,287	8.95	3/15/22	40,423
6,602	9.00	10/1/19	6,718
160,696	9.00	9/1/24	176,723
37,524	9.00	6/15/25	42,577
152,890	9.00	6/1/30	179,229
172,615	9.00	7/1/30	191,660
115,506	9.00	10/1/30	134,242
210,716	9.00	2/1/31	252,434
25,521	9.00	7/1/31	25,796
118,901	9.00	10/1/31	147,457
158,975	9.00	8/1/37	190,602
25,480	9.00	1/1/38	25,981
199,639	9.00	2/1/38	229,503
65,735	9.23	5/15/28	74,800
12,776	9.25	10/1/16	12,830

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

17,014	9.25	2/1/17	17,290
23,398	9.50	5/1/19	23,597
160,162	9.50	3/1/20	183,194
171,914	9.50	7/1/20	192,277
13,366	9.50	9/1/20	13,806
12,994	9.50	12/15/20	13,104
10,308	9.50	4/15/21	11,877
42,513	9.50	8/1/24	45,281
10,543	9.50	12/1/24	10,632
64,934	9.50	5/1/27	76,647
347,486	9.50	5/1/29	415,828
142,926	9.50	4/1/30	169,741
571,018	9.50	8/1/31	686,670
33,213	9.58	7/15/20	33,987
289,946	9.71	8/20/25	331,788
26,140	9.75	10/1/21	28,394
38,840	9.75	4/1/25	44,287
1,226	10.00	3/1/15	1,235
14,154	10.00	1/1/24	14,279
100,950	10.00	2/1/28	120,139
195,037	10.00	6/1/30	231,348
15,733	10.04	8/15/20	15,874
1,986	10.18	7/1/20	1,990
74,799	10.50	6/1/28	81,950

			124,925,917

Government National Mortgage Association - 12.9%
1,074,112	4.00	12/15/24	1,141,586
1,128,405	4.00	10/20/30	1,193,393
8,696,307	4.00	8/20/31	9,198,638
8,181,777	4.00	8/20/31	8,654,662
1,573,866	4.00	12/20/31	1,664,493
1,499,992	4.25	10/20/31	1,601,266
854,718	4.25	3/20/37	912,122
5,546,173	4.50	6/15/40	6,139,017
3,784,282	4.75	9/20/31	4,126,108
136,886	5.50	9/15/25	147,548
5,213,863	5.75	2/15/29	5,882,796
1,412,153	5.75	10/20/31	1,626,451
69,658	5.76	3/20/33	77,775
97,792	5.76	5/20/33	109,226
229,644	6.00	6/15/23	259,700
163,266	6.00	11/20/28	184,512
1,268,727	6.00	9/15/33	1,415,318
139,131	6.00	11/20/34	157,375
369,857	6.20	3/15/32	422,286
169,880	6.25	12/15/23	187,200
85,902	6.25	1/15/24	97,263
1,831,953	6.25	4/15/29	2,051,405
117,948	6.35	4/20/30	133,417
93,963	6.35	6/20/30	106,285
61,661	6.35	6/20/30	69,776

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

168,804	6.35	9/20/30	190,908
68,498	6.35	10/20/30	77,445
113,828	6.35	11/20/30	128,786
106,169	6.35	1/20/31	120,081
199,268	6.35	3/20/31	225,419
118,239	6.35	6/20/31	133,767
93,877	6.38	8/15/26	106,885
172,622	6.38	4/15/28	196,480
100,858	6.49	4/20/32	114,401
63,329	6.49	6/20/32	71,826
341,625	6.50	11/15/23	380,550
1,284,351	6.50	4/15/24	1,400,222
92,250	6.50	11/15/31	106,332
103,947	6.50	4/15/32	119,119
59,725	6.50	4/15/32	68,152
115,008	6.50	10/15/33	131,235
184,053	6.50	2/15/34	210,022
345,687	6.50	3/20/34	386,542
296,313	6.50	9/20/34	328,486
243,584	6.50	10/20/34	263,668
8,135,671	6.50	2/15/35	9,461,081
522,929	6.50	8/15/36	621,641
489,533	6.50	6/15/37	558,605
48,308	6.50	7/20/38	52,480
352,228	6.50	9/20/38	393,374
250,714	6.50	12/20/38	270,575
910,711	6.50	1/20/39	1,030,313
617,220	6.50	2/20/39	731,410
342,527	6.50	6/15/39	390,857
620,295	6.50	3/20/41	702,494
71,861	6.57	3/20/33	74,279
4,646	6.75	9/15/15	4,668
37,708	6.75	8/15/28	43,028
482,151	6.75	5/15/29	504,774
162,437	6.91	7/20/26	177,584
239,702	6.91	2/20/27	264,803
142,113	7.00	5/15/24	153,828
185,635	7.00	6/15/31	205,124
81,740	7.00	12/15/31	90,321
291,098	7.00	1/15/32	331,206
205,983	7.00	1/15/32	233,340
177,567	7.00	1/15/32	196,209
120,643	7.00	1/15/32	135,544
169,623	7.00	2/15/32	190,992
168,734	7.00	2/15/32	191,053
80,675	7.00	2/15/32	84,815
464,335	7.00	2/20/32	557,374
188,315	7.00	3/15/32	208,086
136,054	7.00	3/15/32	153,980
414,256	7.00	12/15/37	484,647
767,472	7.00	5/15/38	936,005
62,806	7.00	6/20/38	67,176

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

217,287	7.00	9/15/38		248,064
223,313	7.00	11/15/38		247,978
210,658	7.00	12/15/38		250,121
78,233	7.00	12/20/38		81,558
289,790	7.00	1/20/39		315,499
134,310	7.02	4/20/26		143,938
71,544	7.05	9/20/26		74,719
288,386	7.10	5/20/25		314,277
126,626	7.15	4/20/27		134,147
57,987	7.25	5/15/29		59,757
198,042	7.50	1/20/38		226,570
173,421	7.50	3/15/39		202,460
54,220	7.75	6/15/20		58,674
82,669	7.95	7/20/25		92,882
82,001	7.95	9/20/25		92,082
63,718	7.95	4/20/26		66,782
87,759	7.99	6/20/22		96,440
568,297	8.00	6/20/31		700,984
73,798	8.25	4/15/19		79,915
11,049	8.50	9/15/16		11,188
68,580	8.50	12/20/26		80,954
51,915	9.00	12/15/20		59,388
40,068	10.00	10/15/19		41,356
43,237	10.50	2/15/20		49,321
26,598	10.50	8/15/21		27,191

				75,577,855

Small Business Administration - 1.1%
2,442,534	5.33	8/25/36		2,576,246
3,506,424	5.33	9/25/36		3,695,016

				6,271,262

Total Mortgage Pass-Through Securities (cost: $255,414,825)				259,558,261

U.S. Treasury / Federal Agency Securities - 0.7%
U.S. Treasury Strips:
7,500,000	4.22	2/15/36	[6]
Total U.S. Treasury / Federal Agency Securities (cost: $4,115,273)				4,446,262

Collateralized Mortgage Obligations - 48.1%
Federal Home Loan Mortgage Corporation - 16.3%
20,088	4.69	3/25/44	[1]	20,164
31,743	6.00	9/15/21		34,607
48,671	6.00	6/15/28		54,044
1,671,158	6.00	5/15/36		1,846,488
112,678	6.25	5/15/29		114,637
552,805	6.50	9/15/23		623,059
167,653	6.50	3/15/24		186,234
51,704	6.50	2/15/30		58,416
205,866	6.50	8/15/31		234,395
605,460	6.50	1/15/32		677,319
219,665	6.50	3/15/32		246,459

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

874,814	6.50	6/25/32		947,804
53,902	6.50	7/15/32		59,764
12,629,223	6.50	5/15/33		14,675,890
95,407	6.50	8/15/42		97,401
1,040,056	6.50	2/25/43		1,198,317
269,626	6.50	3/25/43		299,762
711,199	6.50	7/25/43		828,625
960,472	6.50	9/25/43	[1]	1,099,818
1,031,251	6.50	10/25/43		1,191,709
81,285	6.70	9/15/23		92,110
432,336	6.95	3/15/28		496,329
37,445	7.00	12/15/20		39,104
35,082	7.00	3/15/21		37,852
172,528	7.00	9/15/21		180,254
109,231	7.00	10/15/22		122,268
40,035	7.00	11/15/22		44,576
1,215,807	7.00	3/25/23		1,342,628
44,917	7.00	4/15/23		49,435
42,794	7.00	5/15/23		47,811
141,156	7.00	7/15/23		157,944
346,396	7.00	1/15/24		389,643
244,825	7.00	3/15/24		275,297
224,393	7.00	8/15/25		254,604
276,546	7.00	9/15/26		310,011
412,981	7.00	10/15/27		418,427
369,188	7.00	6/15/29		420,774
4,181,283	7.00	8/15/29		4,548,119
996,974	7.00	8/15/29		1,144,078
588,134	7.00	10/20/29		677,572
5,206,800	7.00	11/15/29		5,648,561
11,459,658	7.00	12/15/29		12,466,378
308,586	7.00	1/15/30		352,952
669,216	7.00	10/15/30		760,590
364,920	7.00	7/15/31		415,033
346,493	7.00	4/15/32		388,218
1,666,478	7.00	5/15/32		1,908,345
10,582,669	7.00	8/15/41		12,008,525
2,391,985	7.00	2/25/43		2,914,564
746,026	7.00	3/25/43		829,397
773,446	7.00	7/25/43		894,369
137,325	7.50	10/15/21		152,132
419,185	7.50	7/15/22		465,214
507,812	7.50	3/15/23		563,110
1,807,447	7.50	4/15/23		2,019,117
157,742	7.50	9/20/26		182,910
810,173	7.50	3/15/28		924,935
470,613	7.50	9/15/29		540,360
479,762	7.50	6/15/30		552,277
469,442	7.50	8/15/30		541,045
470,593	7.50	9/15/30		561,426
279,086	7.50	9/15/30		318,833
336,994	7.50	11/15/30		387,772

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

6,791,973	7.50	6/15/34		8,268,901
829,665	7.50	9/25/43		983,530
180,950	8.00	7/15/21		201,426
1,711,624	8.00	2/15/23		1,950,628
90,464	8.00	4/25/24		102,232
325,886	8.00	2/15/27		375,891
333,998	8.00	11/20/29		393,372
531,655	8.00	1/15/30		634,092
41,701	8.25	6/15/22		46,885
207,605	8.30	11/15/20		231,739
64,038	8.50	10/15/22		70,667
298,076	8.50	3/15/25		344,604
92,804	8.50	3/15/32		108,172
191,632	9.00	12/15/19		207,410
4,643	9.15	10/15/20		5,004
174,776	9.50	2/15/20		190,198

				95,454,562

Federal National Mortgage Association - 24.6%
11,170,061	4.50	6/25/21		11,504,995
133,619	6.43	3/25/29	[1]	149,592
1,632,764	6.47	9/25/37	[1]	1,875,005
794,871	6.50	8/20/28		890,009
579,984	6.50	3/25/32		649,973
464,956	6.50	9/25/32		466,502
8,037,416	6.50	7/25/34		8,544,071
657,037	6.50	7/25/36		734,478
759,082	6.50	9/25/36		850,118
705,627	6.50	3/25/42		797,338
1,187,465	6.50	5/25/42		1,346,706
3,293,353	6.50	7/25/42		3,790,633
334,710	6.50	11/25/42		382,095
4,048,918	6.53	2/25/42	[1]	4,718,629
576,717	6.55	12/25/42	[1]	663,194
3,503,057	6.57	10/25/42	[1]	3,976,009
10,035,891	6.75	6/25/32		11,286,173
2,763,050	6.75	4/25/37		3,058,031
111,934	6.85	12/18/27		128,361
1,483,676	6.90	8/25/37	[1]	1,602,189
14,824	7.00	1/25/21		16,251
42,497	7.00	7/25/22		46,637
37,905	7.00	11/25/22		41,991
131,240	7.00	12/25/22		145,588
18,309	7.00	6/25/23		20,372
580,231	7.00	9/18/27		655,518
8,755,332	7.00	5/25/31		10,513,762
1,057,551	7.00	9/25/40		1,185,918
565,664	7.00	10/25/41		644,240
532,232	7.00	11/25/41		611,563
2,722,714	7.00	12/25/41		3,176,122
615,079	7.00	12/25/41		705,616
1,263,431	7.00	1/25/42		1,454,824

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,251,182	7.00	7/25/42		1,460,342
4,770,987	7.00	11/25/42		5,518,281
472,622	7.00	2/25/44		540,275
188,500	7.00	2/25/44		216,281
323,775	7.00	8/25/44		374,078
521,356	7.00	3/25/45		608,102
46,666	7.50	8/20/27		54,280
453,489	7.50	6/25/30		521,259
502,501	7.50	10/25/40		588,251
592,410	7.50	2/25/41		678,856
1,185,323	7.50	6/19/41	[1]	1,384,801
947,331	7.50	8/25/41		1,106,249
5,950,308	7.50	10/25/41		6,858,319
134,184	7.50	11/25/41		155,775
1,056,449	7.50	1/25/42		1,254,095
2,035,532	7.50	5/25/42		2,297,205
831,788	7.50	5/25/42		973,946
838,891	7.50	6/25/42		976,358
5,863,026	7.50	8/25/42		7,223,066
2,258,514	7.50	2/25/44		2,533,886
956,720	7.50	3/25/44		1,093,608
1,754,482	7.50	5/25/44		2,117,844
114,375	7.50	10/25/44		136,421
9,908,876	7.50	1/25/48		11,912,124
101,464	8.00	7/25/22		114,679
55,251	8.00	7/25/22		61,852
77,522	8.00	7/18/27		89,356
1,120,872	8.00	7/25/44		1,287,273
802,065	8.26	11/25/37	[1]	926,924
729,079	8.36	11/25/37	[1]	826,880
79,101	8.50	1/25/21		91,059
37,994	8.50	9/25/21		42,894
45,059	8.50	1/25/25		52,020
644,883	8.50	6/25/30		766,991
579,690	8.50	6/25/30		685,401
36,058	8.70	12/25/19		40,036
57,187	8.74	10/25/42	[1]	67,070
11,906	8.75	9/25/20		12,737
45,866	8.95	10/25/20		51,114
80,091	9.00	7/25/19		86,991
36,065	9.00	12/25/19		39,575
4,370	9.00	3/25/20		4,898
67,048	9.00	5/25/20		75,306
54,759	9.00	6/25/20		61,596
9,286	9.00	6/25/20		10,418
6,259	9.00	7/25/20		7,010
29,272	9.00	9/25/20		32,573
18,372	9.00	10/25/20		20,243
292,210	9.00	1/25/21		333,495
35,831	9.00	8/25/22		42,674
130,505	9.00	11/25/28		144,606
990,000	9.00	6/25/30		1,186,862

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

202,645	9.00	10/25/30		242,209
18,271	9.05	12/25/18		19,449
29,086	9.25	1/25/20		32,202
637,169	9.36	6/25/32	[1]	719,566
26,781	9.50	12/25/18		29,335
63,109	9.50	3/25/20		70,740
7,366	9.50	4/25/20		8,279
43,533	9.50	11/25/20		48,768
191,409	9.50	11/25/31		232,798
463,962	9.50	12/25/41		547,793
42,996	9.50	12/25/41		49,371
102,932	9.60	3/25/20		115,407
3,136,894	10.62	7/25/37	[1]	3,403,172
2,425,249	10.65	9/25/42	[1]	3,056,074
1,114,482	11.13	6/25/44	[1]	1,334,082
106,376	12.38	3/25/39	[1]	130,449

				144,418,432

Government National Mortgage Association - 2.9%
473,284	6.50	9/20/28		535,159
1,592,919	6.65	9/20/44		1,854,821
407,108	6.87	3/16/41	[1]	430,171
1,580,074	7.00	9/16/23		1,667,408
476,997	7.00	6/20/26		548,415
6,261,028	7.00	5/20/38		6,699,601
2,971,193	7.00	2/16/40		3,109,594
774,378	7.00	5/20/42		896,411
916,197	7.20	12/20/33	[1]	1,081,040
132,316	7.50	5/16/27		151,464
36,758	8.50	2/20/32		44,719

				17,018,803

Vendee Mortgage Trust - 4.3%
6,894,127	3.75	12/15/33		7,120,806
21,451	6.00	2/15/30		21,447
4,993,149	6.50	8/15/31		5,754,205
260,183	6.99	7/15/30	[1]	293,550
2,286,430	7.00	3/15/28		2,648,055
593,442	7.25	9/15/22		641,621
831,891	7.25	9/15/25		944,814
954,459	7.75	5/15/22		1,085,301
1,283,944	7.75	9/15/24		1,495,761
3,866,140	7.79	3/15/25	[1]	4,485,967
384,172	8.00	2/15/25		451,820
175,457	8.29	12/15/26		210,558

				25,153,905

Total Collateralized Mortgage Obligations
(cost: $279,328,996)				282,045,702

Principal
Amount ($)/	Coupon Rate
Contracts	(%)	Maturity Date		Fair Value ($)

Asset-Backed Securities - 3.4%
Federal Home Loan Mortgage Corporation - 0.6%
4,884	6.09	9/25/29	[1]	4,885
240,139	6.28	10/27/31	[14]	272,514
2,514,305	7.16	7/25/29		2,845,605

				3,123,004

Federal National Mortgage Association - 0.4%
46,297	0.51	11/25/32	[1]	42,446
398,071	4.69	10/25/33	[14]	423,915
421,212	5.41	9/26/33	[14]	458,615
140,655	5.66	2/25/33	[14]	157,046
135,747	6.47	10/25/31	[14]	140,871
874,099	6.59	10/25/31	[14]	948,496
210,267	6.71	5/25/32	[1]	211,052
47,850	6.83	7/25/31	[14]	49,345
21,835	7.80	6/25/26	[1]	21,752

				2,453,538

Small Business Administration - 2.4%
6,277,459	5.87	7/1/28		7,069,541
2,003,075	7.13	10/1/20		2,178,079
2,972,919	7.33	8/1/20		3,235,460
1,491,711	8.03	5/1/20		1,648,483

				14,131,563

Total Asset-Backed Securities
(cost: $19,580,757)				19,708,105

Put Options Purchased [10] - 0.0%
1,500	U.S. Treasury 5 Year Future Put Options: $117.75 strike February 2015 expiration			93,750
400	U.S. Treasury 5 Year Future Put Options: $118 strike February 2015 expiration			37,500

Total Put Options Purchased
(cost: $541,278)				131,250

Total Investments in Securities - 96.5%
(cost: $558,981,129)				565,889,580

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

Contracts		Fair Value ($)

Call Options Written [10] - (0.3%)
(2,500)	U.S. Treasury 2 Year Future Call Options: $ 109.25 strike February 2015 expiration	(703,125)
(3,360)	U.S. Treasury 2 Year Future Call Options: $ 109.25 strike March 2015 expiration	(1,417,500)

Total Call Options Written
(premiums received: $2,456,266)		(2,120,625)

Other Assets and Liabilities, net - 3.8%		22,520,790

Total Net Assets - 100.0%		$586,289,745

[1]	Variable rate security. Rate disclosed is as of December 31, 2014.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $13,500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2014.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2014.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of December 31, 2014 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	259,558,261	—	259,558,261
U.S. Treasury / Federal Agency Securities	—	4,446,262	—	4,446,262
Collateralized Mortgage Obligations	—	282,045,702	—	282,045,702
Asset-Backed Securities	—	19,708,105	—	19,708,105
Put Options Purchased	131,250	—	—	131,250

	131,250	565,758,330	—	565,889,580

Liabilities
Call Options Written	(2,120,625)	—	—	(2,120,625)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2014, the average volume of derivative activity was as follows:

		Average	Average
	Average	Premium	Notional
	Cost	Received	Amount

U.S. Government Securities Fund
Purchased Put Options	$754,749	—	$3,675,000
Written Call Options	—	$2,347,906	6,950,000

The number of open option contracts outstanding as of December 31, 2014 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2014

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$131,250	—
Written call options	—	$2,120,625

9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Transactions in written options for the nine months ended December 31, 2014 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2014	4,640	$3,501,087
Call options written	23,510	12,429,077
Call options expired	(2,500)	(464,025)
Call options closed	(19,790)	(13,009,873)

Outstanding, June 30, 2014	5,860	$2,456,266

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2014 is included with the Fund’s schedule of investments.

DECEMBER 31, 2014	10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

At December 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis

U.S. Government Securities	$13,738,121	($6,829,670)	$6,908,451	$558,981,129

11

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 09, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 09, 2015

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	February 09, 2015